UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Retirement Income 2025 Fund

Investor Class (TRAVX)

This annual shareholder report contains important information about Retirement Income 2025 Fund (the "fund") for the period of January 17, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2025 Fund - Investor Class	$57	0.54%

What drove fund performance during the past 12 months?

  Global stock indexes and global fixed income markets were mostly positive in 2024. Shares were supported by generally favorable corporate earnings, a resilient labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles by several major central banks later in the period. Cutting cycles boosted sentiment, as did optimism surrounding artificial intelligence.

  Compared with the S&P Target Date 2025 Index, the fund’s higher total equity exposure in its glide path contributed to results for the period. As some U.S. equity indexes reached all-time highs, the fund’s greater allocation to U.S. equity versus the benchmark added value, as domestic stocks outperformed international equities.

  On the negative side, security selection very slightly detracted from performance overall, led by unfavorable selection among U.S. mid-cap growth and U.S. large-cap growth equities. Tactical allocation also modestly detracted overall, with an overweight to real assets equities weighing, as real assets equities underperformed global equities.

  The fund seeks to provide monthly income. The fund pursues its objectives by investing in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. The fund’s allocation among T. Rowe Price mutual funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $25,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
1/17/24	25,000	25,000	25,000
3/31/2024	26,638	25,116	26,262
6/30/2024	26,970	25,132	26,605
9/30/2024	28,375	26,438	28,094
2024	27,908	25,629	27,533

202501-4140694, 202502-4108784

F1843-052 2/25

Average Annual Total Returns

Since Inception 1/17/24
Retirement Income 2025 Fund (Investor Class)	11.63%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	2.51
S&P Target Date 2025 Index (Strategy Benchmark)	10.13

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,766
  Number of Portfolio Holdings27
  Investment Advisory Fees Paid (000s)$17
  Portfolio Turnover Rate39.6%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	42.7%
Domestic Bond Funds	29.2
International Equity Funds	13.8
International Bond Funds	11.8
Short-Term and Other	2.5

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	13.3%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.2
T. Rowe Price Value Fund	8.0
T. Rowe Price Growth Stock Fund	7.9
T. Rowe Price U.S. Large-Cap Core Fund	5.6
T. Rowe Price Equity Index 500 Fund	5.4
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price International Bond Fund (USD Hedged)	4.8
T. Rowe Price Overseas Stock Fund	4.0
T. Rowe Price International Value Equity Fund	3.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement Income 2025 Fund

Investor Class (TRAVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Retirement Income 2025 Fund

I Class (TRATX)

This annual shareholder report contains important information about Retirement Income 2025 Fund (the "fund") for the period of January 17, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2025 Fund - I Class	$40	0.38%

What drove fund performance during the past 12 months?

  Global stock indexes and global fixed income markets were mostly positive in 2024. Shares were supported by generally favorable corporate earnings, a resilient labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles by several major central banks later in the period. Cutting cycles boosted sentiment, as did optimism surrounding artificial intelligence.

  Compared with the S&P Target Date 2025 Index, the fund’s higher total equity exposure in its glide path contributed to results for the period. As some U.S. equity indexes reached all-time highs, the fund’s greater allocation to U.S. equity versus the benchmark added value, as domestic stocks outperformed international equities.

  On the negative side, security selection very slightly detracted from performance overall, led by unfavorable selection among U.S. mid-cap growth and U.S. large-cap growth equities. Tactical allocation also modestly detracted overall, with an overweight to real assets equities weighing, as real assets equities underperformed global equities.

  The fund seeks to provide monthly income. The fund pursues its objectives by investing in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. The fund’s allocation among T. Rowe Price mutual funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
1/17/24	500,000	500,000	500,000
3/31/2024	532,742	502,314	525,236
6/30/2024	539,846	502,641	532,105
9/30/2024	568,431	528,759	561,876
2024	559,063	512,570	550,662

202501-4140694, 202502-4108784

F1844-052 2/25

Average Annual Total Returns

Since Inception 1/17/24
Retirement Income 2025 Fund (I Class)	11.81%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	2.51
S&P Target Date 2025 Index (Strategy Benchmark)	10.13

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,766
  Number of Portfolio Holdings27
  Investment Advisory Fees Paid (000s)$17
  Portfolio Turnover Rate39.6%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	42.7%
Domestic Bond Funds	29.2
International Equity Funds	13.8
International Bond Funds	11.8
Short-Term and Other	2.5

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	13.3%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.2
T. Rowe Price Value Fund	8.0
T. Rowe Price Growth Stock Fund	7.9
T. Rowe Price U.S. Large-Cap Core Fund	5.6
T. Rowe Price Equity Index 500 Fund	5.4
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price International Bond Fund (USD Hedged)	4.8
T. Rowe Price Overseas Stock Fund	4.0
T. Rowe Price International Value Equity Fund	3.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement Income 2025 Fund

I Class (TRATX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$16,811	$-
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRAVX Retirement Income 2025
Fund
TRATX Retirement Income 2025
Fund–
.
I Class

T. ROWE PRICE Retirement Income 2025 Fund
Financial Highlights

For a share outstanding throughout the period
Investor Class
(1)
1/17/24
(1)
Through
12/31/24
NET ASSET VALUE
Beginning of period $ 10.00
Investment activities
Net investment income
(2)(3)
0.29
Net realized and unrealized gain/loss 0.86
Total from investment activities 1.15
Distributions
Net investment income (0.40)
Net realized gain (0.20)
Tax return of capital (0.01)
Total distributions (0.61)
NET ASSET VALUE
End of period $ 10.54

T. ROWE PRICE Retirement Income 2025 Fund
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
1/17/24
(1)
Through
12/31/24
Ratios/Supplemental Data
Total return
(3)(4)(5)
11.63%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.54%
(6)
Net expenses after payments by Price Associates
(5)
0.54%
(6)
Net investment income
(5)
2.86%
(6)
Portfolio turnover rate
(5)
39.6%
Net assets, end of period (in thousands) $2,470
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement Income 2025 Fund
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
1/17/24
(1)
Through
12/31/24
NET ASSET VALUE
Beginning of period $ 10.00
Investment activities
Net investment income
(2)(3)
0.38
Net realized and unrealized gain/loss 0.79
Total from investment activities 1.17
Distributions
Net investment income (0.40)
Net realized gain (0.20)
Tax return of capital (0.01)
Total distributions (0.61)
NET ASSET VALUE
End of period $ 10.56
Ratios/Supplemental Data
Total return
(3)(4)(5)
11.81%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.38%
(6)
Net expenses after payments by Price Associates
(5)
0.38%
(6)
Net investment income
(5)
3.67%
(6)
Portfolio turnover rate
(5)
39.6%
Net assets, end of period (in thousands) $3,296
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement Income 2025 Fund
December 31, 2024

Portfolio of Investments
(1)
(1)
$ Value
1/17/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
12/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 41.0%
T. Rowe Price Funds:
New Income Fund  – 946 175 97,698 768
Limited Duration Inflation Focused
Bond Fund  – 657 120 115,565 532
International Bond Fund (USD
Hedged)  – 336 62 32,536 278
Dynamic Global Bond Fund  – 227 43 23,852 186
U.S. Treasury Long-Term Index
Fund  – 233 45 25,695 182
Emerging Markets Bond Fund  – 189 35 16,998 155
High Yield Fund  – 180 34 25,130 148
Dynamic Credit Fund  – 79 15 7,236 64
Floating Rate Fund  – 64 13 5,456 51
Total Bond Mutual Funds (Cost $2,368) 2,364
EQUITY MUTUAL FUNDS 56.5%
T. Rowe Price Funds:
Value Fund  – 599 132 10,311 459
Growth Stock Fund  – 551 134 4,271 458
U.S. Large-Cap Core Fund  – 392 77 7,862 325
Equity Index 500 Fund  – 393 118 2,013 311
Hedged Equity Fund  – 355 68 24,741 308
Overseas Stock Fund  – 293 58 18,440 232
International Value Equity Fund  – 275 59 12,862 217
Real Assets Fund  – 265 53 14,839 207
International Stock Fund  – 254 56 10,178 197
Mid-Cap Growth Fund  – 146 29 1,130 114
Mid-Cap Value Fund  – 135 28 3,252 104
Emerging Markets Discovery Stock
Fund  – 101 20 5,973 81
Emerging Markets Stock Fund  – 89 17 2,115 71
Small-Cap Value Fund  – 80 17 1,219 65
Small-Cap Stock Fund  – 79 20 1,027 58
New Horizons Fund (3) – 63 11 910 52
Total Equity Mutual Funds (Cost $3,174) 3,259
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  – 32 32 3 1
Total Other Mutual Funds (Cost $–) 1

T. ROWE PRICE Retirement Income 2025 Fund

$ Value
1/17/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
12/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds  2.2%
T. Rowe Price U.S. Treasury
Money Fund, 4.52% (4) – 225 100 125,390 125
Total Short-Term Investments (Cost $125) 125
Total Investments in Securities
99.7% of Net Assets (Cost $5,667) $ 5,749
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $4 and $4, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Income 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ — $ 3
Dynamic Global Bond Fund  — 2 5
Emerging Markets Bond Fund  — 1 6
Emerging Markets Discovery Stock Fund  — — 3
Emerging Markets Stock Fund  — (1) 1
Equity Index 500 Fund  2 36 3
Floating Rate Fund  — — 3
Growth Stock Fund  31 41 1
Hedged Equity Fund  5 21 5
High Yield Fund  — 2 7
International Bond Fund (USD Hedged)  — 4 6
International Stock Fund  — (1) 4
International Value Equity Fund  (1) 1 8
Limited Duration Inflation Focused Bond Fund  — (5) 20
Mid-Cap Growth Fund  10 (3) 1
Mid-Cap Value Fund  10 (3) 2
New Horizons Fund  2 — —
New Income Fund  (2) (3) 23
Overseas Stock Fund  (1) (3) 7
Real Assets Fund  (1) (5) 5
Small-Cap Stock Fund  8 (1) 1
Small-Cap Value Fund  5 2 1
Transition Fund  — 1 —
U.S. Large-Cap Core Fund  18 10 4
U.S. Treasury Long-Term Index Fund  (1) (6) 5
Value Fund  30 (8) 8
U.S. Treasury Money Fund, 4.52% — — 4
Affiliates not held at period end — — —
Totals $ 115# $ 82 $ 136+

T. ROWE PRICE Retirement Income 2025 Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $120 of the net realized gain (loss).
+ Investment income comprised $136 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Income 2025 Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $5,667) $ 5,749
Due from affiliates 20
Total assets 5,769
Liabilities
Investment management and administrative fees payable 2
Payable for investment securities purchased 1
Total liabilities 3
NET ASSETS $ 5,766
Net Assets Consist of:
Total distributable earnings (loss) $ 65
Paid-in capital applicable to 546,416 shares of $0.0001 par
value capital stock outstanding; 30,000,000,000 shares of
the Corporation authorized 5,701
NET ASSETS $ 5,766
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,470; Shares outstanding: 234,367) $ 10.54
I Class
(Net assets: $3,296; Shares outstanding: 312,049) $ 10.56

T. ROWE PRICE Retirement Income 2025 Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
1/17/24
Through
12/31/24
Investment Income (Loss)
Income distributions from underlying Price Funds $ 136
Investment management and administrative expense 17
Net investment income 119
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds (5)
Capital gain distributions from underlying Price Funds 120
Net realized gain 115
Change in net unrealized gain / loss on underlying Price Funds 82
Net realized and unrealized gain / loss 197
INCREASE IN NET ASSETS FROM OPERATIONS $ 316

T. ROWE PRICE Retirement Income 2025 Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
1/17/24
Through
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 119
Net realized gain 115
Change in net unrealized gain / loss 82
Increase in net assets from operations 316
Distributions to shareholders
Net earnings
Investor Class (116)
I Class (135)
Tax return of capital –
Investor Class (2)
I Class (3)
Decrease in net assets from distributions (256)
Capital share transactions
*
Shares sold
Investor Class 3,067
I Class 4,618
Distributions reinvested
Investor Class 38
I Class 59
Shares redeemed
Investor Class (673)
I Class (1,403)
Increase in net assets from capital share transactions 5,706

T. ROWE PRICE Retirement Income 2025 Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
1/17/24
Through
12/31/24
Net Assets
Increase during period 5,766
Beginning of period –
End of period $ 5,766
*Share information (000s)
Shares sold
Investor Class 293
I Class 437
Distributions reinvested
Investor Class 4
I Class 6
Shares redeemed
Investor Class (63)
I Class (131)
Increase in shares outstanding 546

T. ROWE PRICE Retirement Income 2025 Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement
Income 2025 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund incepted on January 17, 2024. The fund invests in a portfolio of other T. Rowe
Price stock and bond funds (underlying Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks to provide monthly income.
The fund has two classes of shares: the Retirement Income 2025 Fund
(Investor Class) and Retirement Income 2025 Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions and Investment Income  Investment
transactions are accounted for on the trade date. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Dividends received from underlying

T. ROWE PRICE Retirement Income 2025 Fund

Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date.
Distributions   Distributions to shareholders are recorded on the ex-dividend date. The fund declares and pays twelve equal monthly distributions based on a specified annual payout rate of approximately 5% of the fund’s average net asset value over the prior five years. The monthly distribution rate per share is expected to remain constant from month to month for a particular calendar year and is reset annually each January based on the fund’s historical average net asset value over the previous five years (or, until the fund has five years of operating history, the average net asset value of a similarly managed fund). The estimated sources of each distribution are communicated to shareholders monthly; at fiscal year-end, distributions are re-characterized to ordinary income, capital gain, and return of capital (if any) to reflect their tax character and shareholders are notified of the final sources of the per share distributions. For the period ended December 31, 2024, the fund made monthly distributions of
$0.0367 per share to the Investor Class and $0.0365 per share to the I Class, and also distributed $0.2099 per share to Investor Class and $0.2099 per share to I Class shareholders of record on December 27, 2024. For the year ended December 31, 2025, the fund intends to make monthly distributions of
$0.0391 per share to Investor Class shareholders and $0.0390 per share to
I class shareholders.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Retirement Income 2025 Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement Income 2025 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On December 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, during the period ended December 31, 2024, aggregated
$7,242,000 and $1,570,000, respectively.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have

T. ROWE PRICE Retirement Income 2025 Fund

no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of distributions from the underlying funds and the recharacterization of distributions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2024
Ordinary income (including short-term capital gains, if any) $ 144
Long-term capital gain 107
Return of capital 5
Total distributions $ 256
($000s)
Cost of investments $ 5,684
Unrealized appreciation $ 121
Unrealized depreciation (56)
Net unrealized appreciation (depreciation) $ 65
($000s)
Net unrealized appreciation (depreciation) $ 65
Total distributable earnings (loss) $ 65

T. ROWE PRICE Retirement Income 2025 Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an annual all-inclusive fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.49% for the
Investor Class and 0.46% to 0.34% for the I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The annual all-inclusive fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring,  extraordinary expenses; and
acquired fund fees and expenses. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At December 31, 2024, the effective annual all-inclusive fee rate was
0.54% for the Investor Class and 0.38% for the I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).

T. ROWE PRICE Retirement Income 2025 Fund

The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
December 31, 2024, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 75,000 shares of the Investor Class, representing 32% of the Investor Class's net assets, and 25,000 shares of the I Class, representing
8% of the I Class's net assets.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Retirement Income 2025 Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Retirement Income 2025 Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and
Shareholders of T. Rowe Price Retirement Income 2025 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Retirement Income 2025 Fund
(one of the funds constituting T. Rowe Price Retirement Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period January 17, 2024 (inception) through
December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period
January 17, 2024 (inception) through December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Retirement Income 2025 Fund

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audit provides a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Retirement Income 2025 Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $107,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $45,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $22,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $20,000 and foreign taxes paid of $2,000.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT)
dividends, $2,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1843-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025